Debt (Summary Of Debt) (Details) (USD $)						12 Months Ended							12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Dec. 31, 2010 Revolving Credit Facilities [Member]	Dec. 31, 2009 Revolving Credit Facilities [Member]	Dec. 31, 2010 2006 Senior Unsecured Notes [Member]	Dec. 31, 2009 2006 Senior Unsecured Notes [Member]	Dec. 31, 2010 Exchangeable Senior Notes [Member]	Dec. 31, 2009 Exchangeable Senior Notes [Member]	Apr. 30, 2010 Exchangeable Senior Notes [Member]	Dec. 31, 2010 Term Loans [Member]	Dec. 31, 2009 Term Loans [Member]
Debt Instrument [Line Items]
Principal amount							$ 137,200,000	$ 125,000,000	$ 125,000,000	$ 91,175,000	$ 220,000,000		$ 157,683,000	$ 102,743,000
Unamortized discount										(2,585,000)	(8,265,000)		(1,303,000)
Debt instrument, net										88,590,000	211,735,000		156,380,000	102,743,000
Total senior notes available	$ 369,970,000	$ 125,000,000	$ 576,678,000	$ 369,970,000	$ 576,678,000
Unsecured senior notes, interest rate												9.25%
Interest rate, minimum								7.333%	7.333%	6.125%	6.125%
Interest rate, maximum								7.871%	7.871%	9.25%	9.25%
Interest rate terms						Variable	Variable						Various	Various